BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding shares
The following table provides a continuity schedule of outstanding BEPC exchangeable shares and BEPC class B shares along with our corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	BEPC class B shares outstanding (units)	BEPC exchangeable and BEPC class B shares ($ million)
Balance as at December 31, 2020	172,180,417	165	$7,430
Share issuance(1)	38,996	—	1
Share exchanges	(9,642)	—	(1)
Remeasurement of liability	—	—	(788)
Balance as at June 30, 2021	172,209,771	165	$6,642
(1) Associated with the restricted stock units of TerraForm Power that were assumed by the company as part of the acquisition of TerraForm Power on July 31, 2020, adjusted for the three-for-two share split in December 2020.